Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,511,887	$ 103,333
Less: accumulated depreciation	(667,273)	(31,570)
Property and equipment, net	844,614	71,763
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	939,825	17,394
Building [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	456,748
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 115,314	$ 85,939